Quarterly Holdings Report
for

Fidelity® U.S. Sustainability Index Fund

July 31, 2020

USY-QTLY-0920
1.9883817.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.	27,713	$267,430
Liberty Global PLC:
Class A (a)	4,848	113,467
Class C (a)	12,486	284,181
Verizon Communications, Inc.	124,034	7,129,474
		7,794,552
Entertainment - 2.2%
Activision Blizzard, Inc.	23,061	1,905,530
Electronic Arts, Inc. (a)	8,699	1,231,952
The Walt Disney Co.	54,178	6,335,575
		9,473,057
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	9,000	13,391,550
Class C (a)	9,203	13,647,681
		27,039,231
Media - 0.3%
Cable One, Inc.	137	249,691
Discovery Communications, Inc.:
Class A (a)(b)	4,822	101,744
Class C (non-vtg.) (a)	10,004	189,576
Liberty Broadband Corp. Class C (a)	3,198	438,989
Omnicom Group, Inc.	6,593	354,242
		1,334,242

TOTAL COMMUNICATION SERVICES		45,641,082

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.2%
Aptiv PLC	8,018	623,400
BorgWarner, Inc.	6,175	226,005
		849,405
Automobiles - 1.5%
Tesla, Inc. (a)	4,426	6,332,544
Distributors - 0.1%
Genuine Parts Co.	4,347	391,882
LKQ Corp. (a)	8,729	246,071
		637,953
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	6,836	144,376
Darden Restaurants, Inc.	3,845	291,836
Domino's Pizza, Inc.	1,155	446,535
Hilton Worldwide Holdings, Inc.	8,288	622,014
McDonald's Corp.	22,384	4,348,764
Royal Caribbean Cruises Ltd. (b)	5,275	256,945
Starbucks Corp.	35,265	2,698,830
Vail Resorts, Inc.	1,207	231,780
		9,041,080
Household Durables - 0.3%
Garmin Ltd.	4,269	420,881
Mohawk Industries, Inc. (a)	1,828	145,966
Newell Brands, Inc.	12,051	197,636
NVR, Inc. (a)	106	416,596
Whirlpool Corp.	1,869	304,871
		1,485,950
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	23,920	1,322,298
Expedia, Inc.	4,003	324,283
MercadoLibre, Inc. (a)	1,343	1,510,365
The Booking Holdings, Inc. (a)	1,233	2,049,406
		5,206,352
Leisure Products - 0.1%
Hasbro, Inc.	3,886	282,745
Multiline Retail - 0.4%
Target Corp.	15,213	1,915,012
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	2,070	310,790
Best Buy Co., Inc.	6,958	692,947
Burlington Stores, Inc. (a)	1,979	372,052
CarMax, Inc. (a)	4,948	479,808
Lowe's Companies, Inc.	23,012	3,426,717
Ross Stores, Inc.	10,801	968,526
The Home Depot, Inc.	32,728	8,688,957
Tiffany & Co., Inc.	3,263	409,050
TJX Companies, Inc.	36,170	1,880,478
Tractor Supply Co.	3,503	500,018
Ulta Beauty, Inc. (a)	1,619	312,451
		18,041,794
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	3,718	1,210,544
NIKE, Inc. Class B	37,279	3,638,803
VF Corp.	10,024	605,049
		5,454,396

TOTAL CONSUMER DISCRETIONARY		49,247,231

CONSUMER STAPLES - 6.9%
Beverages - 2.6%
PepsiCo, Inc.	41,678	5,737,393
The Coca-Cola Co.	122,308	5,777,830
		11,515,223
Food Products - 0.8%
Bunge Ltd.	4,244	184,359
Campbell Soup Co.	5,368	266,092
General Mills, Inc.	18,176	1,149,996
Hormel Foods Corp.	8,765	445,788
Kellogg Co.	7,670	529,153
McCormick & Co., Inc. (non-vtg.)	3,720	725,028
		3,300,416
Household Products - 3.2%
Clorox Co.	3,758	888,805
Colgate-Palmolive Co.	24,373	1,881,596
Kimberly-Clark Corp.	10,263	1,560,387
Procter & Gamble Co.	74,036	9,707,600
		14,038,388
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	6,675	1,318,580

TOTAL CONSUMER STAPLES		30,172,607

ENERGY - 2.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	19,504	302,117
National Oilwell Varco, Inc.	11,650	134,092
Schlumberger Ltd.	41,742	757,200
		1,193,409
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc. (a)	6,813	337,107
ConocoPhillips Co.	32,479	1,214,390
EOG Resources, Inc.	17,491	819,453
Hess Corp.	8,209	403,965
HollyFrontier Corp.	4,579	125,923
Kinder Morgan, Inc.	61,255	863,696
Marathon Petroleum Corp.	19,510	745,282
Occidental Petroleum Corp.	26,681	419,959
Occidental Petroleum Corp. warrants 8/3/27 (a)	3,201	17,926
ONEOK, Inc.	13,125	366,319
Phillips 66 Co.	13,207	819,098
Pioneer Natural Resources Co.	4,950	479,754
The Williams Companies, Inc.	36,469	697,652
Valero Energy Corp.	12,299	691,573
		8,002,097

TOTAL ENERGY		9,195,506

FINANCIALS - 9.8%
Banks - 1.9%
Citizens Financial Group, Inc.	12,767	316,749
Comerica, Inc.	4,257	163,980
East West Bancorp, Inc.	4,310	149,385
Fifth Third Bancorp	21,208	421,191
First Republic Bank	5,116	575,448
Huntington Bancshares, Inc.	30,246	280,380
KeyCorp	28,846	346,440
M&T Bank Corp.	3,971	420,727
Peoples United Financial, Inc.	13,163	142,029
PNC Financial Services Group, Inc.	13,032	1,390,123
Regions Financial Corp.	28,623	310,846
SVB Financial Group (a)	1,540	345,376
Truist Financial Corp.	40,355	1,511,698
U.S. Bancorp	41,242	1,519,355
Zions Bancorp NA	4,953	160,824
		8,054,551
Capital Markets - 4.1%
Ameriprise Financial, Inc.	3,711	570,121
Bank of New York Mellon Corp.	24,077	863,160
BlackRock, Inc. Class A	4,575	2,630,671
Carlyle Group LP	4,135	117,723
Cboe Global Markets, Inc.	3,305	289,849
Charles Schwab Corp.	34,754	1,152,095
CME Group, Inc.	10,752	1,786,767
E*TRADE Financial Corp.	6,584	334,270
FactSet Research Systems, Inc.	1,134	392,704
Franklin Resources, Inc.	8,963	188,671
Intercontinental Exchange, Inc.	16,602	1,606,742
Invesco Ltd.	11,905	119,526
MarketAxess Holdings, Inc.	1,133	585,421
Moody's Corp.	5,060	1,423,378
Northern Trust Corp.	5,942	465,556
Raymond James Financial, Inc.	3,725	258,813
S&P Global, Inc.	7,310	2,560,328
State Street Corp.	10,587	675,345
T. Rowe Price Group, Inc.	7,089	978,991
TD Ameritrade Holding Corp.	8,079	289,955
The NASDAQ OMX Group, Inc.	3,479	456,827
		17,746,913
Consumer Finance - 0.6%
Ally Financial, Inc.	11,251	226,145
American Express Co.	20,650	1,927,058
Discover Financial Services	9,213	455,399
		2,608,602
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc.	12,491	255,566
Voya Financial, Inc.	3,932	194,241
		449,807
Insurance - 3.1%
Allstate Corp.	9,528	899,348
American Financial Group, Inc.	2,305	140,075
American International Group, Inc.	26,291	844,993
Aon PLC	6,950	1,426,279
Arch Capital Group Ltd. (a)	12,255	376,841
Arthur J. Gallagher & Co.	5,665	608,931
Assurant, Inc.	1,793	192,694
Chubb Ltd.	13,564	1,725,883
Erie Indemnity Co. Class A	762	160,111
Hartford Financial Services Group, Inc.	10,693	452,528
Lincoln National Corp.	5,850	218,030
Loews Corp.	7,684	279,774
Marsh & McLennan Companies, Inc.	15,113	1,762,176
Principal Financial Group, Inc.	8,171	346,696
Progressive Corp.	17,555	1,585,919
Prudential Financial, Inc.	11,966	758,285
Reinsurance Group of America, Inc.	2,035	173,484
The Travelers Companies, Inc.	7,666	877,144
Willis Towers Watson PLC	3,869	812,529
		13,641,720

TOTAL FINANCIALS		42,501,593

HEALTH CARE - 14.2%
Biotechnology - 3.7%
AbbVie, Inc.	52,993	5,029,566
Amgen, Inc.	17,695	4,329,436
Biogen, Inc. (a)	5,227	1,435,805
BioMarin Pharmaceutical, Inc. (a)	5,371	643,500
Gilead Sciences, Inc.	37,918	2,636,439
Vertex Pharmaceuticals, Inc. (a)	7,785	2,117,520
		16,192,266
Health Care Equipment & Supplies - 2.3%
Abiomed, Inc. (a)	1,346	403,719
Align Technology, Inc. (a)	2,236	656,982
Becton, Dickinson & Co.	8,141	2,290,389
Dentsply Sirona, Inc.	6,649	296,545
DexCom, Inc. (a)	2,751	1,198,171
Edwards Lifesciences Corp. (a)	18,858	1,478,656
Hologic, Inc. (a)	7,866	548,889
IDEXX Laboratories, Inc. (a)	2,566	1,020,627
ResMed, Inc.	4,349	880,716
STERIS PLC	2,535	404,662
Varian Medical Systems, Inc. (a)	2,701	385,487
West Pharmaceutical Services, Inc.	2,206	593,127
		10,157,970
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	4,614	462,277
Cardinal Health, Inc.	8,716	476,068
Centene Corp. (a)	17,628	1,150,227
Cigna Corp.	11,191	1,932,574
DaVita HealthCare Partners, Inc. (a)	2,618	228,787
HCA Holdings, Inc.	8,143	1,031,230
Henry Schein, Inc. (a)	4,261	292,859
Humana, Inc.	3,967	1,556,849
Laboratory Corp. of America Holdings (a)	2,931	565,449
Quest Diagnostics, Inc.	3,988	506,755
		8,203,075
Health Care Technology - 0.3%
Cerner Corp.	9,322	647,413
Teladoc Health, Inc. (a)	2,102	499,498
		1,146,911
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	9,358	901,456
Mettler-Toledo International, Inc. (a)	718	671,330
Waters Corp. (a)	1,857	395,820
		1,968,606
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	67,742	3,973,746
Jazz Pharmaceuticals PLC (a)	1,688	182,726
Johnson & Johnson	79,024	11,518,538
Merck & Co., Inc.	76,087	6,105,221
Perrigo Co. PLC	4,081	216,375
Zoetis, Inc. Class A	14,257	2,162,502
		24,159,108

TOTAL HEALTH CARE		61,827,936

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.1%
Howmet Aerospace, Inc.	11,737	173,473
Teledyne Technologies, Inc. (a)	1,090	334,303
		507,776
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	4,022	376,942
Expeditors International of Washington, Inc.	5,072	428,635
United Parcel Service, Inc. Class B	21,065	3,007,239
		3,812,816
Airlines - 0.0%
Delta Air Lines, Inc.	4,847	121,030
Building Products - 0.7%
Allegion PLC	2,770	275,504
Fortune Brands Home & Security, Inc.	4,191	320,612
Johnson Controls International PLC	23,032	886,271
Lennox International, Inc.	1,035	277,525
Masco Corp.	8,283	473,456
Owens Corning	3,224	194,955
Trane Technologies PLC	7,181	803,338
		3,231,661
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	6,286	586,170
Waste Management, Inc.	12,771	1,399,702
		1,985,872
Electrical Equipment - 0.4%
Eaton Corp. PLC	12,422	1,156,861
Rockwell Automation, Inc.	3,492	761,745
		1,918,606
Industrial Conglomerates - 0.9%
3M Co.	17,275	2,599,369
Roper Technologies, Inc.	3,187	1,378,218
		3,977,587
Machinery - 2.4%
Caterpillar, Inc.	16,507	2,193,450
Cummins, Inc.	4,519	873,342
Deere & Co.	8,942	1,576,564
Dover Corp.	4,303	442,908
IDEX Corp.	2,278	375,460
Illinois Tool Works, Inc.	9,561	1,768,689
PACCAR, Inc.	10,404	885,172
Parker Hannifin Corp.	3,867	691,884
Pentair PLC	5,040	215,964
Snap-On, Inc.	1,546	225,515
Stanley Black & Decker, Inc.	4,601	705,425
Xylem, Inc.	5,385	392,997
		10,347,370
Professional Services - 0.3%
IHS Markit Ltd.	11,418	921,775
Nielsen Holdings PLC	10,517	151,760
Robert Half International, Inc.	3,429	174,433
		1,247,968
Road & Rail - 1.7%
AMERCO	293	93,095
CSX Corp.	23,247	1,658,441
Kansas City Southern	2,902	498,709
Norfolk Southern Corp.	7,751	1,489,820
Union Pacific Corp.	20,710	3,590,079
		7,330,144
Trading Companies & Distributors - 0.4%
Fastenal Co.	17,267	812,240
United Rentals, Inc. (a)	2,215	344,145
W.W. Grainger, Inc.	1,375	469,604
		1,625,989

TOTAL INDUSTRIALS		36,106,819

INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 1.4%
Cisco Systems, Inc.	127,225	5,992,298
Electronic Equipment & Components - 0.3%
Cognex Corp.	5,155	344,715
Keysight Technologies, Inc. (a)	5,660	565,377
Trimble, Inc. (a)	7,430	330,709
		1,240,801
IT Services - 5.9%
Accenture PLC Class A	19,048	4,281,609
IBM Corp.	26,666	3,278,318
MasterCard, Inc. Class A	26,843	8,281,871
The Western Union Co.	12,258	297,624
Visa, Inc. Class A	51,171	9,742,958
		25,882,380
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	27,579	1,774,157
Intel Corp.	128,280	6,122,804
Lam Research Corp.	4,371	1,648,566
NVIDIA Corp.	18,359	7,795,048
Texas Instruments, Inc.	28,006	3,572,165
		20,912,740
Software - 14.1%
Adobe, Inc. (a)	14,463	6,426,200
Autodesk, Inc. (a)	6,606	1,561,857
Cadence Design Systems, Inc.(a)	8,434	921,415
Citrix Systems, Inc.	3,496	499,089
Intuit, Inc.	7,820	2,395,813
Microsoft Corp.	216,754	44,436,728
Salesforce.com, Inc. (a)	25,284	4,926,587
VMware, Inc. Class A (a)(b)	2,483	348,141
		61,515,830
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	38,674	381,712
HP, Inc.	43,100	757,698
		1,139,410

TOTAL INFORMATION TECHNOLOGY		116,683,459

MATERIALS - 3.0%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	6,332	140,570
DuPont de Nemours, Inc.	22,206	1,187,577
Ecolab, Inc.	7,658	1,432,659
International Flavors & Fragrances, Inc. (b)	2,548	320,921
Linde PLC	16,004	3,922,740
PPG Industries, Inc.	7,091	763,346
Sherwin-Williams Co.	2,491	1,613,969
The Mosaic Co.	10,843	146,055
		9,527,837
Containers & Packaging - 0.3%
Amcor PLC	47,910	493,473
Ball Corp.	9,797	721,353
		1,214,826
Metals & Mining - 0.5%
Newmont Corp.	24,225	1,676,370
Nucor Corp.	9,098	381,661
Steel Dynamics, Inc.	6,395	175,287
		2,233,318

TOTAL MATERIALS		12,975,981

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	3,666	650,898
American Tower Corp.	13,294	3,474,919
Boston Properties, Inc.	4,396	391,640
Equinix, Inc.	2,566	2,015,542
Equity Residential (SBI)	11,113	595,990
HCP, Inc.	15,094	411,915
Host Hotels & Resorts, Inc.	21,148	227,975
Iron Mountain, Inc.	8,612	242,772
Prologis, Inc.	22,195	2,339,797
SBA Communications Corp. Class A	3,364	1,048,021
UDR, Inc.	8,793	318,307
Welltower, Inc.	12,256	656,431
Weyerhaeuser Co.	22,499	625,697
		12,999,904
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	10,153	444,803
Jones Lang LaSalle, Inc.	1,548	153,113
		597,916

TOTAL REAL ESTATE		13,597,820

UTILITIES - 3.0%
Electric Utilities - 1.1%
Alliant Energy Corp.	7,328	394,613
Edison International	10,830	602,906
Eversource Energy	9,916	893,134
Pinnacle West Capital Corp.	3,343	277,736
Southern Co.	31,660	1,728,953
Xcel Energy, Inc.	15,755	1,087,725
		4,985,067
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	19,837	302,118
Multi-Utilities - 1.6%
CMS Energy Corp.	8,471	543,669
Consolidated Edison, Inc.	10,032	770,759
Dominion Energy, Inc.	25,141	2,037,175
DTE Energy Co.	5,743	664,063
Public Service Enterprise Group, Inc.	15,184	849,393
Sempra Energy	8,780	1,092,759
WEC Energy Group, Inc.	9,474	902,493
		6,860,311
Water Utilities - 0.2%
American Water Works Co., Inc.	5,439	801,002

TOTAL UTILITIES		12,948,498

TOTAL COMMON STOCKS
(Cost $384,708,961)		430,898,532

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.14% (c)	2,508,949	2,509,702
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	989,146	989,245
TOTAL MONEY MARKET FUNDS
(Cost $3,498,844)		3,498,947
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $388,207,805)		434,397,479
NET OTHER ASSETS (LIABILITIES) - 0.2%(e)		773,513
NET ASSETS - 100%		$435,170,992

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	24	Sept. 2020	$3,916,200	$99,196	$99,196

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $216,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,399
Fidelity Securities Lending Cash Central Fund	3,756
Total	$18,155

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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